Financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Financial assets

19. Financial assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Fair value of derivatives financial instruments	—	577
Non-current secured notes at FVTPL	3,938	3,182
Other non-current financial assets	1,503	1,293
Other non-current financial assets	5,441	5,052

Fair value of derivatives financial instruments	711	3,633
Current financial assets - interests receivable	618	—
Other current financial assets	—	749
Other current financial assets	1,329	4,382

Other Financial Assets	6,770	9,434

At December 31, 2024 and 2023, other non-current financial assets mainly included guarantee deposits and a secured senior convertible promissory note amounting to EUR 3,938 thousand and EUR 3,182 thousand, respectively. The note has a principal balance equal to the consideration paid by Stevanato Group for the note and accrues interest at 5% per annum from June 14, 2023 through November 27, 2023, and 6% per annum thereafter. The then outstanding principal and unpaid accrued interest of the note may be converted, at the option of the Company, in whole or in part, into conversion shares upon the closing of any sale by the issuing company of its equity securities primarily for equity fundraising purposes. The note is measured at fair value to profit and loss since the contractual cash flows do not consist solely of payments of principal and accrued interest on the amount of principal to be repaid, but provide for the possible acquisition of equity instruments of the issuing company. Refer to Note 28 for further details on the fair value measurement.

At December 31, 2024, other current financial assets included the positive fair value of interest rate swap while the negative fair value of interest rate swap and foreign exchange forward derivatives was included among non-current financial liabilities and current financial liabilities.

The following table sets further the analysis of derivative assets and liabilities at December 31, 2024 and December 31, 2023.

	At December 31,		At December 31,
	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	—	—	577	577

Current financial assets
Foreign exchange forward contracts - trading derivatives	—	—	204	204
Foreign exchange forward contracts - hedging instruments	—	—	1,056	1,056
Interest Rate Swap - hedging instruments	711	711	2,373	2,373

Non-Current financial liabilities
Interest Rate Swap - hedging instruments	(642)	(642)	(488)	(488)

Current financial liabilities
Commodity Swap - hedging instruments	—	—	(20)	(20)
Interest Rate Swap - hedging instruments	(348)	(348)	—	—
Foreign exchange forward contracts - trading derivatives	(1,660)	(1,660)	—	—
Foreign exchange forward contracts - hedging instruments	(1,412)	(1,412)	—	—

At December 31, 2024 and 2023 part of the derivatives on currency risk have not been designated as hedging instruments and reflect the change in the fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected sales. The change in the fair value of the derivatives not designed as hedging instruments is recorded among finance income and finance expense.

Derivatives designated as hedging instruments reflect the change in fair value of

- the interest rate swap contracts, designated as cash flow hedges to hedge fluctuations in variable interest rate on loans;

- the foreign exchange forward contracts, designed as cash flow hedges to hedge highly probable forecast sales in U.S. Dollars;

- the commodity swap contracts, designed to hedge against price swings in the market for natural gas and electricity.

The change in the fair value of the derivatives designed as hedging instruments is recorded in a separate component of equity (cash flow hedge reserve). The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the cash flows of the underlying transaction.

At the year end, no impairment indicators have been identified and therefore no impairment losses have been accounted for.